Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
At amortized cost	€ 508,425	€ 371,620
Fair value through PL	0	1,296
Total book value	508,425	372,916
Total fair value	448,738	325,200
Borrowings
Disclosure of financial liabilities [line items]
At amortized cost	350,722	269,033
Fair value through PL	0	0
Total book value	350,722	269,033
Total fair value	374,525	272,641
Non-current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	71,563	44,044
Fair value through PL	0	0
Total book value	71,563	44,044
Current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	11,927	7,280
Fair value through PL	0	0
Total book value	11,927	7,280
Trade and other payables
Disclosure of financial liabilities [line items]
At amortized cost	74,213	51,263
Fair value through PL	0	0
Total book value	74,213	51,263
Total fair value	74,213	51,263
Warrant liabilities
Disclosure of financial liabilities [line items]
At amortized cost	0	0
Fair value through PL	0	1,296
Total book value	0	1,296
Total fair value	0	€ 1,296
Derivatives
Disclosure of financial liabilities [line items]
At amortized cost	0
Fair value through PL	7,442
Total book value	7,442
Total fair value	€ 7,442